Stockholders' Equity (Tables)	9 Months Ended
Dec. 31, 2019
Federal Home Loan Banks [Abstract]
Schedule of common stock reserved for future issuance

The Company has reserved the following shares of common stock for issuance:

	December 31, 2019	March 31, 2019
Conversion of Series A preferred stock	10,000	—
Options outstanding	4,209,573	189,269
Options available for future option grants	5,478,728	3,478,728
Common stock warrants	5,750,000	—

Total	15,448,301	3,667,997